January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Large Cap Growth Active ETF | BGRO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Large Cap Growth Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 8.5%
Boeing Co. (The)(a)	653	$152,619
Howmet Aerospace, Inc.	1,328	276,330
L3Harris Technologies, Inc.	425	145,711
TransDigm Group, Inc.	110	157,030
		731,690
Air Freight & Logistics — 1.6%
CH Robinson Worldwide, Inc.	702	136,855
Automobiles — 2.1%
Tesla, Inc.(a)	416	179,051
Banks — 1.8%
Citigroup, Inc.	1,139	131,794
JPMorgan Chase & Co.	68	20,800
		152,594
Broadline Retail — 8.3%
Amazon.com, Inc.(a)	2,991	715,746
Capital Markets — 0.4%
Robinhood Markets, Inc., Class A(a)	352	35,017
Communications Equipment — 2.7%
Arista Networks, Inc.(a)	1,634	231,603
Consumer Finance — 0.9%
Capital One Financial Corp.	358	78,377
Consumer Staples Distribution & Retail — 1.0%
Walmart, Inc.	750	89,355
Electrical Equipment — 0.1%
GE Vernova, Inc.	17	12,348
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(a)	1,383	129,352
Health Care Providers & Services — 2.0%
McKesson Corp.	204	169,567
Interactive Media & Services — 8.7%
Alphabet, Inc., Class A	1,371	463,398
Meta Platforms, Inc., Class A	396	283,734
		747,132
IT Services — 5.2%
Shopify, Inc., Class A(a)	1,144	150,127
Snowflake, Inc.(a)	1,528	294,446
		444,573
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	111	64,226
Security	Shares	Value
Machinery — 2.2%
Caterpillar, Inc.	292	$191,949
Metals & Mining — 2.5%
Freeport-McMoRan, Inc.	1,491	89,803
Newmont Corp.	1,154	129,652
		219,455
Oil, Gas & Consumable Fuels — 0.5%
EQT Corp.	764	44,106
Pharmaceuticals — 4.1%
Eli Lilly & Co.	344	356,780
Semiconductors & Semiconductor Equipment — 23.3%
Broadcom, Inc.	1,212	401,536
Intel Corp.(a)	4,718	219,245
Lam Research Corp.	663	154,784
Nvidia Corp.	6,424	1,227,819
		2,003,384
Software — 14.1%
AppLovin Corp., Class A(a)	347	164,169
Datadog, Inc., Class A(a)	1,286	166,306
Microsoft Corp.	1,560	671,252
Oracle Corp.	76	12,508
Palantir Technologies, Inc., Class A(a)	220	32,250
Palo Alto Networks, Inc.(a)	931	164,759
		1,211,244
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	1,853	480,816
Total Long-Term Investments — 97.8% (Cost: $7,096,270)		8,425,220
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	190,000	190,000
Total Short-Term Securities — 2.2% (Cost: $190,000)		190,000
Total Investments — 100.0% (Cost: $7,286,270)		8,615,220
Liabilities in Excess of Other Assets — (0.0)%		(3,790)
Net Assets — 100.0%		$8,611,430

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Large Cap Growth Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$229,104	$—	$(229,118)(b)	$18	$(4)	$—	—	$126 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	150,000 (b)	—	—	—	190,000	190,000	1,126	—
				$18	$(4)	$190,000		$1,252	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,425,220	$—	$—	$8,425,220
Short-Term Securities
Money Market Funds	190,000	—	—	190,000
	$8,615,220	$—	$—	$8,615,220